The following table details the outstanding warrants as at 31 December and also the movement in the year: (Details) - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Granted		7,545,456
Exercised	(306,815)	(2,500,000)
Number of shares outstanding	6,738,641	7,045,456
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Granted			3,150,000
Number of shares outstanding	3,150,000	3,150,000	3,150,000
D A R A Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	4,080	4,624	116,206
Lapsed			(111,582)
Lapsed	(544)
D A R A Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			4,624
D A R A Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	2,835	2,835	6,167
Lapsed			(3,332)
D A R A Options One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			2,835